Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Classification by categories of financial liabilities [Line Items]
Deposits		₩ 265,000,190	₩ 249,419,224
Financial liabilities at fair value through profit or loss		1,420,306
Trading liabilities			1,848,490
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	8,535,800
Financial liabilities designated at fair value through profit or loss (IAS39)			8,297,609
Derivative liabilities		2,439,892	3,487,661
Borrowings		29,818,542	27,586,610
Debt securities issued		63,227,699	51,340,821
Other		20,545,181	20,205,312
Financial liabilities, Total		390,987,610	362,185,727
Financial liabilities at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits		0
Financial liabilities at fair value through profit or loss		1,420,306
Financial liabilities designated at fair value through profit or loss (IFRS9)		0
Derivative liabilities		1,846,669
Borrowings		0
Debt securities issued		0
Other		0
Financial liabilities, Total		3,266,975
Trading liabilities
Classification by categories of financial liabilities [Line Items]
Deposits			0
Trading liabilities			1,848,490
Financial liabilities designated at fair value through profit or loss (IAS39)			0
Derivative liabilities			2,804,834
Borrowings			0
Debt securities issued			0
Other			0
Financial liabilities, Total			4,653,324
Financial liabilities designated at fair value through profit or loss (IFRS9)
Classification by categories of financial liabilities [Line Items]
Deposits		0
Financial liabilities at fair value through profit or loss		0
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	8,535,800
Derivative liabilities		0
Borrowings		0
Debt securities issued		0
Other		0
Financial liabilities, Total		8,535,800
Financial liabilities designated at FVTPL(IAS39)
Classification by categories of financial liabilities [Line Items]
Deposits			0
Trading liabilities			0
Financial liabilities designated at fair value through profit or loss (IAS39)			8,297,609
Derivative liabilities			0
Borrowings			0
Debt securities issued			0
Other			0
Financial liabilities, Total			8,297,609
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits		265,000,190	249,419,224
Financial liabilities at fair value through profit or loss		0
Trading liabilities			0
Financial liabilities designated at fair value through profit or loss (IFRS9)		0
Financial liabilities designated at fair value through profit or loss (IAS39)			0
Derivative liabilities		0	0
Borrowings		29,818,542	27,586,610
Debt securities issued		63,227,699	51,340,821
Other		20,545,181	20,205,312
Financial liabilities, Total		378,591,612	348,551,967
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits		0	0
Financial liabilities at fair value through profit or loss		0
Trading liabilities			0
Financial liabilities designated at fair value through profit or loss (IFRS9)		0
Financial liabilities designated at fair value through profit or loss (IAS39)			0
Derivative liabilities		593,223	682,827
Borrowings		0	0
Debt securities issued		0	0
Other		0	0
Financial liabilities, Total		₩ 593,223	₩ 682,827

[1]	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.